Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Acquirers Small and Micro Deep Value ETF
Shareholder Report [Line Items]
Fund Name	Acquirers Small and Micro Deep Value ETF
Class Name	Acquirers Small and Micro Deep Value ETF
Trading Symbol	DEEP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://acquirersdeep.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://acquirersdeep.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acquirers Small and Micro Deep Value ETF	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to hold deeply undervalued, high-quality, small and micro-capitalization stocks. Small and micro-capitalization stocks with value and quality features rose strongly over the reporting period, recovering from a sharp sell-off in March 2026 to finish the period near their highs.

On a relative performance basis, the Fund outperformed its benchmark, represented by the S&P 500® Index. Against the S&P SmallCap 600® Index, a broad measure of U.S. small-capitalization stocks, the Fund performed broadly in line.  Higher relative exposures to value, size and quality drove the Fund’s outperformance. To maintain value, size and quality exposure, the Fund tends to invest in smaller companies than the benchmark because value and small size tend to be related.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Acquirers Small and Micro Deep Value ETF NAV	22.96	6.03	8.40
S&P 500 TR	20.38	12.79	15.37
Deep Value-Acquirers Deep Value Blended Index	24.40	6.87	9.18
S&P 600 (TR)	24.08	6.92	10.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 23, 2026
Updated Performance Information Location [Text Block]	Visit https://acquirersdeep.com/ for more recent performance information.
Net Assets	$ 28,335,802
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 211,176
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$28,335,802
Number of Holdings	101
Net Advisory Fee	$211,176
Portfolio Turnover	116%
30-Day SEC Yield	1.24%
30-Day SEC Yield Unsubsidized	1.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
RCM Technologies, Inc.	1.5%
TriNet Group, Inc.	1.5%
Karooooo Ltd.	1.4%
Gran Tierra Energy, Inc.	1.3%
BlueLinx Holdings, Inc.	1.3%
WisdomTree, Inc.	1.3%
AMC Global Media, Inc. - Class A	1.3%
Safe Bulkers, Inc.	1.2%
Bloomin’ Brands, Inc.	1.2%
Acadian Asset Management, Inc.	1.2%
Sector Breakdown (% of Net Assets)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Subsequent Material Fund Changes:
Subsequent to the reporting period, the ETF Series Solutions Board approved changes to the Fund that are expected to become effective on or about December 23, 2026. The Fund’s name will change from the Acquirers Small and Micro Deep Value ETF to the ETC Acquirers Small and Micro Deep Value ETF and the Fund will hire a Sub-Adviser, Acquirers Funds, LLC. The Fund’s management fee will be reduced 0.01% from 0.80% to 0.79% and the Fund’s investment objective will change from seeking to track the performance, before fees and expenses, of the Acquirers Deep Value Index to seeking long-term capital appreciation.

Material Fund Change Name [Text Block]	The Fund’s name will change from the Acquirers Small and Micro Deep Value ETF to the ETC Acquirers Small and Micro Deep Value ETF and the Fund will hire a Sub-Adviser, Acquirers Funds, LLC.
Material Fund Change Objectives [Text Block]	the Fund’s investment objective will change from seeking to track the performance, before fees and expenses, of the Acquirers Deep Value Index to seeking long-term capital appreciation.
Updated Prospectus Web Address	https://acquirersdeep.com/